ORGANIZATION AND NATURE OF BUSINESS (Details Textual)	0 Months Ended	12 Months Ended		1 Months Ended
	Jul. 12, 2013	Sep. 30, 2013	Jul. 11, 2012 USD ($)	Sep. 30, 2011 Han Glory International Investment Limited [Member]	May 18, 2011 Greater China International Investment Limited [Member] USD ($)	May 18, 2011 Greater China International Investment Limited [Member] HKD	Feb. 05, 2010 General Fruit Industry Development Co Limited [Member] USD ($)	Jul. 25, 2010 Xingguo General Red Navel Orange Preservation Company Limited [Member] USD ($)	Jul. 25, 2010 Xingguo General Red Navel Orange Preservation Company Limited [Member] CNY	Jul. 14, 2008 Xingguo General Red Navel Orange Preservation Company Limited [Member]	Sep. 26, 2011 Sheng Da Holding Limited [Member] USD ($)
Reverse Acquisition Number Of Shares Issued			125,112,803
Reverse Acquisition Par Value Per Share			$ 0.0001
Common Stock Shares Issued and Outstanding Prior To Reverse Acquisition			6,750,000
Shares Surrendered For Cancellation			4,513,252
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				74,814,862
Business Acquisitions, Cost Of Acquired Entity, Purchase Price					$ 1,290	10,000	$ 293,400	$ 2,000,000	295,000		$ 23,000
Business Acquisition, Percentage of Voting Interests Acquired							100.00%	10.00%	10.00%	90.00%
Stockholders Equity, Reverse Stock Split	1 for 8	1 for 8
Stock Issued During Period Shares Before Reverse Stock Splits	127,349,551	127,349,551
Stock Issued During Period Shares After Reverse Stock Splits	15,918,940	15,918,940